Other Expense, Net	6 Months Ended
Jun. 30, 2025
Other Expense, Net [Abstract]
OTHER EXPENSE, NET

NOTE 20 — OTHER EXPENSE, NET

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Equity offering cost	$10,976,693	$–	$10,976,693	$–
Foreign currency exchange loss	5,740,232	1,590,689	5,843,939	2,037,358
Indemnification obligation adjustment	–	25,314	–	(531,949)
Interest expense	1,516,978	10,046	1,875,552	10,046
Other income	(353,737)	(209,061)	(205,636)	(71,975)
Provision for unexpected credit losses	(220,370)	–	258,665	–
Total	$17,659,796	$1,416,988	$18,749,213	$1,443,480